Intangible Assets and Liabilities (Details Narrative)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization method	straight-line
Remaining favorable lease terms	4 years 8 months 12 days
Amortization method	straight-line
Remaining unfavorable lease terms	1 year 9 months 18 days